Share-based payment - Employee Share Purchase Plan (Details)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Employee Share Purchase Plan
Share-based payment
Saving period	12 months
Number of matching shares per every two shares	1
The number of shares that will be matched with one share	2
Employee Stock Purchase Plan 2016
Share-based payment
Total number of matching shares issued	2,920,204
Total number of free shares issued		601,408
Employee Stock Purchase Plan 2015
Share-based payment
Total number of matching shares issued		1,661,951
Employee Stock Purchase Plan 2014
Share-based payment
Total number of free shares issued			140,436